Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net sales (Notes 6,15 and 18)	¥ 3,513,357	¥ 3,160,243	¥ 3,593,299
Cost of sales (Notes 5, 8, 11 and 19)	1,885,565	1,784,375	1,983,266
Gross profit	1,627,792	1,375,868	1,610,033
Operating expenses (Notes 1, 5, 8, 11, 16, 19 and 20 ):
Selling, general and administrative expenses	1,058,536	993,009	1,137,110
Research and development expenses	287,338	272,312	298,503
Operating expenses	1,345,874	1,265,321	1,435,613
Operating profit	281,918	110,547	174,420
Other income (deductions):
Interest and dividend income	2,232	2,923	5,526
Interest expense	(647)	(854)	(1,038)
Other, net (Notes 1, 2, 7, 11, 14 and 18)	19,203	17,664	16,585
Other income (deductions)	20,788	19,733	21,073
Income before income taxes	302,706	130,280	195,493
Income taxes (Note 12)	71,866	34,337	56,146
Consolidated net income	230,840	95,943	139,347
Less: Net income attributable to noncontrolling interests	16,122	12,625	14,383
Net income attributable to Canon Inc.	¥ 214,718	¥ 83,318	¥ 124,964
Net income attributable to Canon Inc. shareholders per share (Note 17):
Basic	¥ 205.35	¥ 79.37	¥ 116.79
Diluted	¥ 205.29	¥ 79.35	¥ 116.77
Products And Equipment
Net sales (Notes 6,15 and 18)	¥ 2,804,680	¥ 2,489,829	¥ 2,835,428
Cost of sales (Notes 5, 8, 11 and 19)	1,552,766	1,463,637	1,627,858
Services
Net sales (Notes 6,15 and 18)	708,677	670,414	757,871
Cost of sales (Notes 5, 8, 11 and 19)	¥ 332,799	¥ 320,738	¥ 355,408